U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.


1
Name and address of issuer:
Value Line Small Cap Opportunities Fund, Inc.
7 Times Square, 21st Floor
New York, NY 10036-6524



2
Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]



3
Investment Company Act File Number: 	811-07388
Securities Act File Number: 	033-56028



4 (a)
Last day of fiscal year for which this Form is filed: 	 March 31,
2014



4 (b)
[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuers fiscal year) (See Instruction A.2).



Note: If the Form is being filed late, interest must be paid on the registration fee due.



4 (c)
[ ] Check box if this is the last time the issuer will be filing this Form.



5
Calculation of registration fee:




    (i)
Aggregate sale price of securities
sold during the fiscal year pursuant to
section 24(f):
$68,451,935



   (ii)
Aggregate price of securities
redeemed or repurchased during the
fiscal year:
$57,166,611



 (iii)
Aggregate price of securities
redeemed or repurchased during any
prior fiscal year ending no earlier
than October 11, 1995 that were not
previously used to reduce registration
fees payable to the Commission:
$571,464,266






  (iv)
Total available redemption credits [add
Items 5(ii) and 5(iii)]:
$628,630,877



   (v)
Net sales - If Item 5(i) is greater than
Item 5(iv) [subtract Item 5(iv) from Item
5(i)]:
$0



 (vi)
Redemption credits available for use in
future years - if Item 5(i) is less than
Item 5(iv)[subtract Item 5(iv) from Item
(5(i)]:
$(560,178,942)



(vii)
Multiplier for determining registration
fee (See instruction C.9):
x  .0001288



(viii)
Registration fee due [multiply Item 5(v)
by Item 5(vii)] enter  0   if no fee is
due.
=  $0



6
Prepaid Shares


If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.



7
Interest due - if this Form is being filed
more than 90 days after the end of the
issuers fiscal year (See Instruction D):
+  $0



	8
	Total amount of the registration fee due
plus any interest due [line 5(viii) plus
line 7]:
	=  $0



	9
	Date the registration fee and any interest payment was sent to the Commissions lockbox depository:
	N/A





	Method of Delivery:





		[  ] Wire Transfer
		[  ] Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: (Signature and Title)
/s/ Emily D. Washington

Emily D. Washington

Treasurer

Date: June 18, 2014